Asset Retirement Obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Increase of estimated undiscounted costs		$ 198,365
Asset retirement and obligation increased	$ 125,363
Asset retirement obligation balances	189,000
Estimate was adjusted	$ 6,833
Risk-free interest rate	10.00%	10.00%